BUSINESS COMBINATION (Details) - PlentyOfFish - USD ($) $ in Millions		12 Months Ended
	Oct. 28, 2015	Dec. 31, 2015
Business Acquisition
Cash acquisition price	$ 575.0
Revenue		$ 8.0
Net earnings		$ 0.7